Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flow from operating activities
Net income (loss)	$ 183,440	$ (686,971)	$ 2,867,644	$ (2,203,628)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Bad debt expense			2,472,309
(Gain) Loss from discontinued operations			(4,801,998)	1,667,699
Changes in operating assets and liabilities:
Loss from discontinued operations		521,889
Accounts receivables – related parties	(2,229,774)		(3,295,030)
Interest accrued on long-term receivables	(41,807)
Accounts payables - related parties	2,006,595		2,498,787
Advance to vendors – related party		5,000		23,000
Advance to vendors			(5,000)
Deferred tax liabilities			63,942
Other current liabilities	(32,998)	87,499	45,500	4,500
Net cash used in operating activities	(114,544)	(72,583)	(153,846)	(508,429)
Cash flow from investing activities
Investment in disposal subsidiary				(130,000)
Net cash used in investing activities				(130,000)
Cash flow from financing activities
Proceeds from to related parties	114,800	73,500	150,666	597,500
Net cash provided by financing activities	114,800	73,500	150,666	597,500
Effect of exchange rate changes		228	3,992
Increase (decrease) in cash	256	1,145	812	(40,929)
Cash and restricted cash, beginning	1,105	12,273	12,273
Cash and restricted cash, ending	1,361	13,418	1,105	12,273
Cash and restricted cash, beginning	1,105	293	293	41,222
Cash and restricted cash, ending			1,105	293
Supplemental disclosures of cash flow
Interest paid
Income taxes paid
Supplemental disclosure of non-cash activities
Non-cash offset of accounts receivable and accounts payable	$ 3,809,179